Stock-based Compensation - Summary Of Stock Option Activity (Detail) - 2017 Amended Equity Incentive Plan [Member] - Bird Rides [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Number of Shares, Beginning Balance	17,615,142	10,686,041
Options Outstanding Number of Shares, Granted	12,724,256	11,187,900
Options Outstanding Number of Shares, Exercised	(5,516,282)	(596,870)
Options Outstanding Number of Shares, Forfeited and Canceled	(5,348,090)	(3,557,844)
Options Outstanding Number of Shares, Expired	(233,482)	(104,085)
Options Outstanding Number of Shares, Ending Balance	19,241,544	17,615,142	10,686,041
Options Outstanding Number of Shares, Vested and expected to vest	19,241,544
Options Outstanding Number of Shares, Exercisable	8,887,906
Weighted-Average Exercise Price Per Share, Beginning Balance	$ 2.64	$ 2.82
Weighted-Average Exercise Price Per Share, Granted	0.18	3.31
Weighted-Average Exercise Price Per Share, Exercised	(0.16)	(1.34)
Weighted-Average Exercise Price Per Share, Forfeited and Canceled	(0.52)	(2.83)
Weighted-Average Exercise Price Per Share, Expired	(0.61)	(3.08)
Weighted-Average Exercise Price Per Share, Ending Balance	0.18	$ 2.64	$ 2.82
Weighted-Average Exercise Price Per Share, Vested and expected to vest	0.18
Weighted-Average Exercise Price Per Share, Exercisable	$ 0.16
Aggregate intrinsic value, Outstanding	$ 40,909	$ 12,800	$ 24,853
Aggregate intrinsic value, Vested and expected to vest	40,909
Aggregate intrinsic value, Exercisable	$ 18,925
Weighted-Average Remaining Contractual Life (in years)	9 years 2 months 15 days	8 years 25 days	7 years 5 months 1 day
Weighted-Average Remaining Contractual Life (in years), Vested and expected to vest	9 years 2 months 15 days
Weighted-Average Remaining Contractual Life (in years), Exercisable	8 years 11 months 26 days